Provision for Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Lawsuit amount	R$ 49,674	R$ 44,776
Judicial Deposits [Member] | Other Current Assets [Member]
Disclosure of other provisions [line items]
Short-term deposits	15,541	7,712
Charge back claims [member]
Disclosure of other provisions [line items]
Current, provisions	3,915	2,205
Issues related bank slip product [member]
Disclosure of other provisions [line items]
Current, provisions	440	446
Credit card receivables [member]
Disclosure of other provisions [line items]
Current, provisions	R$ 1,499	R$ 555